Segment Reporting	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Segment Reporting
Company currently conducts its business through the following segments, which are based on how management reviews and manages its business:

•
The real estate segment concentrates on various types of investments in commercial real estate located throughout the United States that currently includes manufactured housing communities, healthcare, hotel, net lease and multifamily properties. In addition, the real estate segment includes PE Investments diversified by property type and geography. The manufactured housing communities portfolio focuses on owning pad rental sites located throughout the United States. The healthcare properties are typically leased under net leases to healthcare operators and focus on mid-acuity facilities (i.e., skilled nursing and assisted living), with the highest concentration in private-pay assisted living facilities. The net lease properties are primarily office, industrial and retail properties typically under net leases to corporate tenants. The multifamily portfolio primarily focuses on owning properties located in suburban markets that are best suited to capture the formation of new households.

•
The CRE debt segment is focused on originating, structuring, acquiring and managing senior and subordinate debt investments secured primarily by commercial real estate and includes first mortgage loans, subordinate interests, mezzanine loans, credit tenant and other loans and preferred equity interests. The Company may from time to time take title to collateral in connection with a CRE debt investment as REO which would be included in the CRE debt business.

•
The asset management segment provides asset management and other services to the Sponsored Companies and any other companies the Company may sponsor in the future, through which the Company earns management, incentive and other fees. The Company currently manages NorthStar Income, NorthStar Healthcare and NorthStar Income II. In addition, NorthStar/RXR New York Metro, which intends to make commercial real estate investments in the New York City metropolitan area, confidentially submitted a registration statement on Form S-11 to the SEC on March 31, 2014. In connection with the Sponsored Companies, the Company manages the day to day operations including identifying, originating, acquiring and managing investments on their behalf and earns asset management and other fees for these services, which vary based on the amount of assets under management, investment activity and investment performance. NorthStar Income successfully completed its $1.1 billion public offering on July 1, 2013. The Company is currently raising capital for NorthStar Healthcare, which has a maximum offering amount of $1.1 billion and NorthStar Income II which has a maximum offering amount of $1.65 billion. In addition, the Company continues to receive collateral management fees related to administrative responsibilities on the Company’s CDO financing transactions.

•
The CRE securities segment is predominately comprised of N-Star CDO bonds and N-Star CDO equity of deconsolidated N-Star CDOs and includes other securities which are mostly conduit CMBS. The Company also invests in opportunistic CRE securities such as an investment in a “B-piece” CMBS.

The Company also historically originated or acquired CRE debt and securities investments that were predominantly financed through permanent, non-recourse CDOs. The Company’s consolidated CDO financing transactions are reported as a separate business segment. All of the Company’s CDOs are past the reinvestment period and given the nature of these transactions, these CDOs are amortizing over time as the underlying assets paydown or are sold. The Company has been winding down its legacy CDO business and investing in a broad and diverse range of CRE assets. As a result, such legacy business is a significantly smaller portion of its business today than in the past. As of March 31, 2014, N-Star securities CDOs I, III and IX continue to be consolidated. As of March 31, 2014 and December 31, 2013, all N-Star CRE debt CDOs were deconsolidated. Refer to Note 3 for further disclosure regarding deconsolidated N-Star CDOs.
The Company primarily generates revenue from net interest income on the CRE debt and securities portfolios, rental income from its real estate properties and fee income from asset management activities. Additionally, the Company records equity in earnings of unconsolidated ventures, including from PE Investments. The Company’s income is primarily derived through the difference between revenue and the cost at which the Company is able to finance its investments. The Company may also acquire investments which generate attractive returns without any leverage.
The following tables present segment reporting for the three months ended March 31, 2014 and 2013 (dollars in thousands):

Statement of Operations:						N-Star CDOs(2)
Three months ended March 31, 2014:	Real Estate		CRE Debt	Asset Management (1)	CRE Securities	CRE Securities	Corporate(3)		Eliminations(1)	Consolidated Total
Net interest income on debt and securities	$736		$30,780	$—	$23,068	$15,662	$4,453	(4)	$—	$74,699
Rental and escalation income	68,141		—	—	—	284	—		—	68,425
Asset management and other fees, related parties	—		—	10,224	—	—	—		(739)	9,485
Income (loss) from operations	(12,653)	(5)	28,635	7,278	23,064	14,608	(18,938)		—	41,994
Equity in earnings (losses) of unconsolidated ventures	28,024		3,768	—	—	—	—		—	31,792
Income (loss) from continuing operations	12,234		32,014	7,278	23,430	(114,977)	(20,684)		—	(60,705)
Net income (loss)	11,850		32,014	7,278	23,430	(114,977)	(20,684)		—	(61,089)

Statement of Operations:						N-Star CDOs(2)
Three months ended March 31, 2013:	Real Estate		CRE Debt	Asset Management(1)	CRE Securities	CRE Debt	CRE Securities	Corporate(3)		Eliminations(1)	Consolidated Total
Net interest income on debt and securities	$188		$6,205	$—	$6,688	$13,517	$17,430	$14,566	(4)	$—	$58,594
Rental and escalation income	28,013		—	—	—	9,761	162	—		—	37,936
Asset management and other fees, related parties	—		—	7,612	—	—	—	—		(3,104)	4,508
Income (loss) from operations	999	(5)	6,144	5,958	6,649	5,653	16,135	(7,652)		—	33,886
Equity in earnings (losses) of unconsolidated ventures	7,717		944	—	—	(348)	—	—		—	8,313
Income (loss) from continuing operations	12,687		5,359	5,958	6,666	(6,306)	53,048	(7,652)		—	69,760
Net income (loss)	12,847		5,359	5,958	6,666	(6,306)	53,048	(7,652)		—	69,920
_______________________________________________

(1)
$1.6 million and $3.1 million of collateral management fees were earned from CDO financing transactions for the three months ended March 31, 2014 and 2013, respectively, of which $0.7 million and $3.1 million, respectively, were eliminated in consolidation. These amounts are recorded as asset management and other fees in the asset management segment and as an expense in the N-Star CDO segments.

(2)	Based on CDO financing transactions that were primarily collateralized by either CRE debt or securities and may include other types of investments.

(3)	Includes corporate level interest income, interest expense and unallocated general and administrative expenses.

(4)
Represents income earned from CDO bonds repurchased at a discount, recognized using the effective interest method, that is eliminated in consolidation. The corresponding interest expense is recorded in net interest income in the N-Star CDO segments.

(5)	Includes depreciation and amortization of $26.2 million and $9.0 million for the three months ended March 31, 2014 and 2013, respectively.

The following table presents total assets by segment as of March 31, 2014 and December 31, 2013 (dollars in thousands):

					N-Star CDOs(1)
Total Assets	Real Estate	CRE Debt	Asset Management	CRE Securities	CRE Debt	CRE Securities	Corporate	Consolidated Total
March 31, 2014	$3,272,648	$1,346,492	$43,122	$404,826	$—	$621,399	$484,748	$6,173,235
December 31, 2013	$3,335,938	$1,211,079	$37,421	$401,592	$15,169	$714,458	$601,225	$6,316,882
______________________________________

(1)	Based on CDO financing transactions that are primarily collateralized by CRE securities and may include other types of investments.

17. Segment Reporting
Effective January 1, 2013, the Company redefined its segments to conform with its management of such businesses. Accordingly, the Company has reclassified the prior period segment financial results to conform to the current year presentation. The Company currently conducts its business through the following segments, which are based on how management reviews and manages its business:

•
The real estate segment concentrates on various types of investments in commercial real estate located throughout the United States that currently includes manufactured housing communities, healthcare, hotel, net lease and multifamily properties. In addition, the real estate segment includes PE Investments diversified by property type and geography. The manufactured housing communities portfolio focuses on owning pad rental sites located throughout the United States. The healthcare properties are typically leased under net leases to healthcare operators and focus on mid-acuity facilities (i.e., skilled nursing and assisted living), with the highest concentration in private-pay assisted living facilities. The net lease properties are primarily office, industrial and retail properties typically under net leases to corporate tenants. The multifamily portfolio primarily focuses on owning properties located in suburban markets that are best suited to capture the formation of new households.

•
The CRE debt segment is focused on originating, structuring, acquiring and managing senior and subordinate debt investments secured primarily by commercial real estate and includes first mortgage loans, subordinate interests, mezzanine loans, credit tenant and other loans and preferred equity interests. The Company may from time to time take title to collateral in connection with a CRE debt investment as REO which would be included in the CRE debt business.

•
The asset management segment provides asset management and other services to the Sponsored Companies and any other companies the Company may sponsor in the future, through which the Company earns management, incentive and other fees. The Company currently manages NorthStar Income, NorthStar Healthcare and NorthStar Income II. In connection with the Sponsored Companies, the Company manages the day to day operations including identifying, originating, acquiring and managing investments on their behalf and earns asset management and other fees for these services, which vary based on the amount of assets under management, investment activity and investment performance. NorthStar Income successfully completed its $1.1 billion public offering on July 1, 2013. The Company is currently raising capital for NorthStar Healthcare, which has a maximum offering amount of $1.1 billion and NorthStar Income II which has a maximum offering amount of $1.65 billion. In addition, the Company continues to receive collateral management fees related to administrative responsibilities on the Company’s CDO financing transactions.

•
The CRE securities segment is predominately comprised of N-Star CDO bonds and N-Star CDO equity of deconsolidated N-Star CDOs and includes other securities which are mostly conduit CMBS. The Company also invests in opportunistic CRE securities such as an investment in a “B-piece” CMBS.

The Company also historically originated or acquired CRE debt and securities investments that were predominantly financed through permanent, non-recourse CDOs. The Company’s consolidated CDO financing transactions are reported as a separate business segment. All of the Company’s CDOs are past the reinvestment period and given the nature of these transactions, these CDOs are amortizing over time as the underlying assets paydown or are sold. The Company has been winding down its legacy CDO business and investing in a broad and diverse range of CRE assets. As a result, such legacy business is a significantly smaller portion of its business today than in the past. As of December 31, 2013, all N-Star CRE debt CDOs were deconsolidated. Refer to Note 3 for further disclosure regarding deconsolidated N-Star CDOs.
The Company primarily generates revenue from net interest income on the CRE debt and securities portfolios, rental income from its real estate properties and fee income from asset management activities. Additionally, the Company records equity in earnings of unconsolidated ventures, including from PE Investments. The Company’s income is primarily derived through the difference between revenue and the cost at which the Company is able to finance its investments. The Company may also acquire investments which generate attractive returns without any leverage.
The following tables present segment reporting (dollars in thousands):

Statement of Operations:						N-Star CDOs (2)
Year ended December 31, 2013:	Real Estate		CRE Debt	Asset Management (1)	CRE Securities	CRE Debt	CRE Securities	Corporate (3)		Eliminations (1)	Consolidated Total
Net interest income on debt and securities	$511		$48,991	$—	$35,411	$50,679	$84,599	$43,501	(4)	$—	$263,692
Rental and escalation income	203,134		260	—	—	32,098	—	—		—	235,492
Asset management and other fees, related parties	—		—	37,700	—	—	—	—		(10,399)	27,301
Income (loss) from operations	(17,950)	(5)	49,257	30,382	35,139	31,787	90,118	(30,205)		—	188,528
Equity in earnings (losses) of unconsolidated ventures	82,330		3,550	355	—	(758)	—	—		—	85,477
Gain (loss) from deconsolidation of N-Star CDOs	—		—	—	—	(327,083)	27,281	—		—	(299,802)
Income (loss) from continuing operations	75,961		55,107	30,057	81,517	(319,444)	93,916	(30,222)		—	(13,108)
Net income (loss)	67,605		55,107	30,057	81,517	(319,444)	93,916	(30,222)		—	(21,464)
Balance Sheet:
December 31, 2013:
Investments in private equity funds, at fair value	$586,018		$—	$—	$—	$—	$—	$—		$—	$586,018
Investments in and advances to unconsolidated ventures	29,601		98,358	10,384	—	—	—	—		—	138,343
Total Assets	3,335,938		1,211,079	37,421	401,592	15,169	714,458	601,225		—	6,316,882
____________________

(1)
$11.1 million of collateral management fees were earned from CDO financing transactions for the year ended December 31, 2013, of which $10.4 million were eliminated in consolidation. These amounts are recorded as asset management and other fees in the asset management segment and as an expense in the N-Star CDO segments.

(2)	Based on CDO financing transactions that were primarily collateralized by either CRE debt or securities and may include other types of investments.

(3)	Includes corporate level interest income, interest expense and unallocated general and administrative expenses.

(4)
Represents income earned from CDO bonds repurchased at a discount, recognized using the effective interest method, that is eliminated in consolidation. The corresponding interest expense is recorded in net interest income in the N-Star CDO segments.

(5)	Includes depreciation and amortization of $75.8 million for the year ended December 31, 2013.

Statement of Operations:						N-Star CDOs (2)
Year ended December 31, 2012:	Real Estate		CRE Debt	Asset Management (1)	CRE Securities	CRE Debt	CRE Securities	Corporate (3)		Eliminations (1)	Consolidated Total
Net interest income on debt and securities	$159		$15,347	$—	$16,743	$146,977	$117,320	$38,950	(4)	$—	$335,496
Rental and escalation income	82,200		—	—	—	30,296	—	—		—	112,496
Asset management and other fees, related parties	—		—	22,268	—	—	—	—		(14,352)	7,916
Income (loss) from operations	3,956	(5)	13,866	17,260	16,077	96,436	115,201	(30,700)		—	232,096
Equity in earnings (losses) of unconsolidated ventures	(1,936)		1,904	(167)	—	287	—	—		—	88
Income (loss) from continuing operations	42,927		16,915	17,093	22,757	(175,706)	(95,027)	(24,272)		—	(195,313)
Net income (loss)	42,260		16,915	17,093	22,757	(173,088)	(95,027)	(24,272)		—	(193,362)
Balance Sheet:
December 31, 2012:
Investments in and advances to unconsolidated ventures	$30,294		$70,585	$6,149	$—	$—	$—	$—		$—	$107,028
Total Assets	1,189,193		383,998	34,177	179,527	2,282,847	1,035,862	374,347		—	5,479,951
_______________________________________________

(1)
Represents $14.4 million of collateral management fees from CDO financing transactions for year ended December 31, 2012, that were eliminated in consolidation. These amounts are recorded as asset management and other fees in the asset management segment and as an expense in the N-Star CDO segments.

(2)	Based on CDO financing transactions that were primarily collateralized by either CRE debt or securities and may include other types of investments.

(3)	Includes corporate level interest income, interest expense and unallocated general and administrative expenses.

(4)
Represents income earned from CDO bonds repurchased at a discount, recognized using the effective interest method, that is eliminated in consolidation. The corresponding interest expense is recorded in net interest income in the N-Star CDO segments.

(5)	Includes depreciation and amortization of $27.0 million for the year ended December 31, 2012.

Statement of Operations:						N-Star CDOs (2)
Year ended December 31, 2011:	Real Estate		CRE Debt	Asset Management (1)	CRE Securities	CRE Debt	CRE Securities	Corporate (3)		Eliminations (1)	Consolidated Total
Net interest income on debt and securities	$143		$1,600	$—	$8,122	$171,424	$158,108	$16,524	(4)	$—	$355,921
Rental and escalation income	89,730		—	—	—	18,664	—	155		—	108,549
Asset management and other fees, related parties	—		—	18,273	—	—	—	—		(17,314)	959
Income (loss) from operations	(11,264)	(5)	796	7,800	7,866	83,929	146,511	(52,727)		—	182,911
Equity in earnings (losses) of unconsolidated ventures	(3,387)		—	(48)	—	697	—	—		—	(2,738)
Income (loss) from continuing operations	(32,830)		(2,600)	7,752	1,666	61,811	(234,454)	(52,674)		—	(251,329)
Net income (loss)	(18,050)		(2,600)	7,752	1,666	64,360	(234,454)	(52,674)		—	(234,000)
Balance Sheet:
December 31, 2011:
Investments in and advances to unconsolidated ventures	$20,044		$68,174	$4,183	$—	$—	$—	$—		$—	$92,401
Total Assets	887,858		71,198	12,239	125,669	2,360,466	1,393,231	143,938		—	4,994,599
___________________________________________________________

(1)
Represents $17.3 million of collateral management fees from CDO financing transactions for year ended December 31, 2011, that were eliminated in consolidation. These amounts are recorded as asset management and other fees in the asset management segment and as an expense in the N-Star CDO segments.

(2)	Based on CDO financing transactions that were primarily collateralized by either CRE debt or securities and may include other types of investments.

(3)	Includes corporate level interest income, interest expense and unallocated general and administrative expenses.

(4)
Represents income earned from CDO bonds repurchased at a discount, recognized using the effective interest method, that is eliminated in consolidation. The corresponding interest expense is recorded in net interest income in the N-Star CDO segments.

(5)	Includes depreciation and amortization of $28.2 million for the year ended December 31, 2011.